REVENUE AND DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE AND DEFERRED REVENUES
Schedule of disaggregated revenue by segment:

	For the years ended December 31,
	2018	2019
	RMB	RMB
Xiaomi Wearable Products	2,439,534	4,193,665
Self-branded products and other	1,205,801	1,618,590
Total	3,645,335	5,812,255

Schedule of deferred revenue and refund liability:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts Receivables	58,925	188,940
Amounts due from related parties	656,399	1,421,170
Deferred revenue	41,863	59,585
Refund liability (sales return)	153	582